Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 1,728,794	$ 1,248,772
Restricted cash	185,959	246,518
Trade receivables	181,455	170,675
Flight equipment held for operating leases, net	57,825,056	35,156,450
Investment in finance leases, net	1,929,220	878,451
Flight equipment held for sale	304,362	0
Prepayments on flight equipment	4,586,848	2,111,659
Maintenance rights and lease premium, net	4,444,520	649,914
Other intangibles, net	208,879	224,634
Deferred tax assets	121,571	131,532
Associated companies	705,087	122,654
Other assets	2,348,017	1,106,780
Total Assets	74,569,768	42,048,039
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,958,096	1,109,325
Accrued maintenance liability	2,900,651	1,750,395
Lessee deposit liability	773,753	600,321
Debt	50,204,678	28,742,081
Deferred tax liabilities	2,085,230	913,431
Commitments and contingencies
Total Liabilities	57,922,408	33,115,553
Ordinary share capital, €0.01 par value, 450,000,000 and 350,000,000 ordinary shares authorized as of December 31, 2021 and 2020 respectively; 250,347,345 and 138,847,345 ordinary shares issued and 245,395,448 and 130,398,538 ordinary shares outstanding (including 5,822,811 and 2,552,346 shares of unvested restricted stock) as of December 31, 2021 and 2020, respectively	3,024	1,721
Additional paid-in capital	8,522,694	2,078,125
Treasury shares, at cost (4,951,897 and 8,448,807 ordinary shares as of December 31, 2021 and 2020, respectively)	(285,901)	(459,994)
Accumulated other comprehensive loss	(79,335)	(155,085)
Accumulated retained earnings	8,410,261	7,399,703
Total AerCap Holdings N.V. shareholders’ equity	16,570,743	8,864,470
Non-controlling interest	76,617	68,016
Total Equity	16,647,360	8,932,486
Total Liabilities and Equity	74,569,768	42,048,039
Variable interest entity
Assets
Restricted cash	94,721	163,596
Flight equipment held for operating leases, net	3,411,087	4,339,176
Other assets	100,638	97,417
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	86,894	109,606
Accrued maintenance liability	132,996	115,079
Debt	$ 1,113,876	$ 2,454,187